Schedule of financial risk management (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contract assets	$ 2,286	$ 10,642
Lifetime expected credit losses [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loss allowance	184,206	43,449
Lifetime expected credit losses [member] | Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Loss allowance	(8,392)	(4,357)
Lifetime expected credit losses [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Loss allowance	175,814	39,092
12-month expected credit losses [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)	5,533	39,247
Contract assets	2,286	10,642
12-month expected credit losses [member] | Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)
Contract assets
12-month expected credit losses [member] | Carrying amount [member]
IfrsStatementLineItems [Line Items]
Other receivables (exclude prepayments and GST receivables)	5,533	39,247
Contract assets	$ 2,286	$ 10,642